Financial instruments	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Financial instruments
19.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2019.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Advanced Internal Ratings-Based approach (AIRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the AIRB approach, the Bank uses internal risk parameter estimates, based on historical experience.
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2020			October 31 2019
($ millions)	AIRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$394,821	$61,656	$456,477	$429,655
Undrawn commitments	100,418	3,705	104,123	100,161
Other exposures (4)	107,172	9,489	116,661	110,492
Total non-retail	$602,411	$74,850	$677,261	$640,308
Retail
Drawn (5)	$213,704	$87,942	$301,646	$302,373
Undrawn commitments	50,594	–	50,594	50,843
Total retail	$264,298	$87,942	$352,240	$353,216
Total	$866,709	$162,792	$1,029,501	$993,524
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.
Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2019.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of January 31, 2020, 37% (October 31, 2019 – 39%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 54% (October 31, 2019 – 55%).
Retail standardized portfolio
The retail standardized portfolio of $88 billion as at January 31, 2020 (October 31, 2019 – $92 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $45 billion (October 31, 2019 – $47 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).

Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at January 31, 2020, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $65 million (October 31, 2019 – $64 million) in the absence of hedging activity, primarily from exposure to U.S. dollars. The Bank hedges a portion of this foreign currency risk.
A similar change in the Canadian dollar as at January 31, 2020, would decrease (increase) the unrealized foreign currency translation gains in the accumulated other comprehensive income section of shareholders’ equity by approximately $349 million (October 31, 2019 – $374 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 7.

Trading portfolio risk management
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	January 31, 2020			January 31	October 31	January 31
($ millions)	Average	High	Low	2020	2019	2019
Credit spread plus interest rate	$15.4	$20.4	$11.6	$17.8	$13.8	$9.8
Credit spread	7.6	11.1	6.2	11.1	8.0	6.1
Interest rate	10.7	14.7	6.5	11.7	7.2	7.0
Equities	3.3	7.0	1.8	7.0	3.4	4.2
Foreign exchange	5.9	10.3	2.5	9.1	2.7	2.5
Commodities	2.9	4.0	2.2	3.7	3.1	2.5
Debt specific	3.0	3.4	2.5	3.1	3.3	4.3
Diversification effect	(16.5)	n/a	n/a	(25.0)	(10.9)	(12.3)
Total VaR	$14.0	$18.7	$10.1	$15.7	$15.4	$11.0
Total Stressed VaR	$47.5	$57.8	$34.3	$51.6	$45.9	$34.7
(iv) Operational risk
Operational risk is the risk of loss, whether direct or indirect, to which the Bank is exposed due to inadequate or failed internal processes or systems, human error, or external events. Operational risk includes legal and regulatory risk, business process and change risk, fiduciary or disclosure breaches, cyber risks, technology failure, financial crime and environmental risk. It exists in some form in every Bank business and function.
Operational risk can not only result in financial loss, but also regulatory sanctions and damage to the Bank’s reputation. The Bank has developed policies, processes and assessment methodologies to ensure that operational risk is appropriately identified and managed with effective controls.
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted under a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value			Cumulative change in fair value (1)
	As at		For the three months ended				As at
($ millions)	January 31 2020	October 31 2019	January 31 2020	October 31 2019	January 31 2019	January 31 2020	October 31 2019	January 31 2019
Liabilities
Senior note liabilities (2)	$12,994	$12,235	$(122)	$(262)	$(176)	$(574)	$(452)	$602
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at January 31, 2020	$12,420	$12,994	$(574)	$(12)	$(67)
As at October 31, 2019	11,783	12,235	(452)	18	(55)
As at January 31, 2019	10,509	9,907	602	30	(36)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s consolidated financial statements in the 2019 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2020		October 31, 2019
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$69,291	$69,291	$46,720	$46,720
Trading assets	144,731	144,731	127,488	127,488
Securities purchased under resale agreements and securities borrowed	146,432	146,432	131,178	131,178
Derivative financial instruments	43,083	43,083	38,119	38,119
Investment securities–fair value	57,264	57,264	60,514	60,514
Investment securities–amortized cost	20,912	20,739	22,000	21,845
Loans	597,836	592,279	600,155	592,483
Customers’ liability under acceptances	21,364	21,364	13,896	13,896
Other financial assets	20,123	20,123	15,142	15,142
Liabilities:
Deposits	766,067	763,850	735,270	733,390
Financial instruments designated at fair value through profit or loss	12,994	12,994	12,235	12,235
Acceptances	21,389	21,389	13,901	13,901
Obligations related to securities sold short	32,439	32,439	30,404	30,404
Derivative financial instruments	43,139	43,139	40,222	40,222
Obligations related to securities sold under repurchase agreements and securities lent	143,019	143,019	124,083	124,083
Subordinated debentures	7,673	7,295	7,553	7,252
Other financial liabilities	37,906	37,318	38,338	37,713

(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, present value of cash flows or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are considered as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2020				October 31, 2019
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,593	$23	$3,616	$–	$3,709	$–	$3,709
Trading assets
Loans	–	15,793	22	15,815	–	13,829	–	13,829
Canadian federal government and government guaranteed debt	13,535	1,721	–	15,256	9,345	1,828	–	11,173
Canadian provincial and municipal debt	–	11,578	–	11,578	–	7,615	–	7,615
US treasury and other US agencies’ debt	10,032	–	–	10,032	8,604	–	–	8,604
Other foreign governments’ debt	5,742	4,345	–	10,087	6,058	3,224	–	9,282
Corporate and other debt	–	10,836	19	10,855	–	10,523	17	10,540
Income funds	96	–	–	96	73	–	–	73
Equity securities	70,027	140	–	70,167	65,215	161	1	65,377
Other (2)	845	–	–	845	995	–	–	995
	$100,277	$48,006	$64	$148,347	$90,290	$40,889	$18	$131,197
Investment securities (3)
Canadian federal government and government guaranteed debt	6,604	3,728	–	10,332	8,464	3,917	–	12,381
Canadian provincial and municipal debt	177	2,596	–	2,773	197	3,044	–	3,241
US treasury and other US agencies’ debt	14,467	4,507	–	18,974	16,117	3,772	–	19,889
Other foreign governments’ debt	8,361	12,427	23	20,811	10,973	9,608	30	20,611
Corporate and other debt	232	1,143	27	1,402	230	1,784	21	2,035
Equity securities	1,586	616	770	2,972	1,204	284	869	2,357
	$31,427	$25,017	$820	$57,264	$37,185	$22,409	$920	$60,514
Derivative financial instruments
Interest rate contracts	$–	$16,797	$7	$16,804	$-	$16,621	$15	$16,636
Foreign exchange and gold contracts	–	20,994	–	20,994	8	17,309	–	17,317
Equity contracts	401	2,283	1	2,685	599	1,394	2	1,995
Credit contracts	–	177	–	177	–	406	–	406
Commodity contracts	–	2,416	7	2,423	6	1,759	–	1,765
	$401	$42,667	$15	$43,083	$613	$37,489	$17	$38,119
Liabilities:
Deposits (4)	$–	$155	$–	$155	$–	$144	$–	$144
Financial liabilities designated at fair value through profit or loss	–	12,994	–	12,994	–	12,235	–	12,235
Obligations related to securities sold short	27,413	5,026	–	32,439	26,669	3,735	–	30,404
Derivative financial instruments
Interest rate contracts	–	14,949	38	14,987	–	13,867	71	13,938
Foreign exchange and gold contracts	–	21,890	–	21,890	–	20,350	–	20,350
Equity contracts	325	2,529	3	2,857	530	2,557	6	3,093
Credit contracts	–	37	–	37	–	38	–	38
Commodity contracts	–	3,349	19	3,368	–	2,803	–	2,803
	$325	$42,754	$60	$43,139	$530	$39,615	$77	$40,222
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $20,739 (October 31, 2019 – $21,845).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at January 31, 2020, in the fair value hierarchy comprise certain precious metals, certain foreign government bonds, structured corporate bonds, investments in private equity securities and complex derivatives.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2020.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$–	$–	$–	$23	$–	$–	$23	$–
	–	–	–	23	–	–	23	–
Trading assets
Loans	–	–	–	22	–	–	22	–
Corporate and other debt	17	2	–	–	–	–	19	2
Equity securities	1	–	–	–	(1)	–	–	–
	18	2	–	22	(1)	–	41	2
Investment securities
Other foreign governments’ debt	30	–	(3)	–	(4)	–	23	n/a
Corporate and other debt	21	–	6	–	–	–	27	n/a
Equity securities	869	9	(3)	94	(199)	–	770	9
	920	9	–	94	(203)	–	820	9
Derivative financial instruments – assets
Interest rate contracts	15	–	–	1	–	(9)	7	–
Equity contracts	2	1	–	–	–	(2)	1	1	(2)
Commodity contracts	–	7	–	–	–	–	7	7

Derivative financial instruments – liabilities
Interest rate contracts	(71)	3	–	(2)	–	32	(38)	3	(3)
Equity contracts	(6)	1	–	–	–	2	(3)	1	(2)
Commodity contracts	–	(19)	–	–	–	–	(19)	(19)
	(60)	(7)	–	(1)	–	23	(45)	(7)
Total	$878	$4	$–	$138	$(204)	$23	$839	$4
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2019:

	As at October 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$1	$–		$–	$–	$(1)	$–	$–
Trading assets	14	2		–	2	–	–	18
Investment securities	861	19		(1)	54	(13)	–	920
Derivative financial instruments	(9)	(13)		–	(35)	–	(3)	(60)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
There were no significant transfers into and out of Level 3 during the three months ended January 31, 2020 and October 31, 2019.

Level 3 sensitivity
The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2019 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.